SCHEDULE OF INVESTMENTS

Ivy Value Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 2.6%
Liberty Global, Inc., Series C(A)	1,366	$32,306
Cable & Satellite – 7.0%
Comcast Corp., Class A	978	51,271
Liberty Media Corp., Class C(A)	782	34,003
		85,274

Total Communication Services - 9.6%		117,580
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Magna International, Inc.	421	29,792

General Merchandise Stores – 3.1%
Target Corp.	211	37,316

Home Improvement Retail – 2.3%
Lowe’s Co., Inc.	177	28,402

Total Consumer Discretionary - 7.8%		95,510
Consumer Staples

Hypermarkets & Super Centers – 3.6%
Wal-Mart Stores, Inc.	307	44,222
Tobacco – 3.3%
Philip Morris International, Inc.	486	40,260

Total Consumer Staples - 6.9%		84,482
Energy

Oil & Gas Exploration & Production – 1.3%
EOG Resources, Inc.	317	15,804

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp.	789	32,645

Total Energy - 4.0%		48,449
Financials

Asset Management & Custody Banks – 2.3%
Ameriprise Financial, Inc.	146	28,328

Consumer Finance – 5.3%
Capital One Financial Corp.	375	37,064
Synchrony Financial	808	28,058
		65,122
Investment Banking & Brokerage – 3.6%
Morgan Stanley	632	43,300

Mortgage REITs – 2.1%
AGNC Investment Corp.	1,672	26,086

Other Diversified Financial Services – 3.5%
Citigroup, Inc.	686	42,302

Reinsurance – 4.0%
Everest Re Group Ltd.	104	24,298
Reinsurance Group of America, Inc.	214	24,751
		49,049
Total Financials - 20.8%		254,187

Health Care

Biotechnology – 2.2%
Amgen, Inc.	117	26,864

Health Care Distributors – 2.6%
McKesson Corp.	181	31,469

Health Care Facilities – 2.9%
HCA Holdings, Inc.	213	35,109

Health Care Services – 3.0%
CVS Caremark Corp.	542	37,039

Managed Health Care – 1.3%
Anthem, Inc.	49	15,669

Pharmaceuticals – 2.0%
GlaxoSmithKline plc ADR	675	24,852

Total Health Care - 14.0%		171,002
Industrials

Aerospace & Defense – 3.2%
Raytheon Technologies Corp.	539	38,540

Electrical Components & Equipment – 5.8%
Eaton Corp.	306	36,777
nVent Electric plc	1,461	34,026
		70,803
Railroads – 3.0%
Norfolk Southern Corp.	155	36,734

Total Industrials - 12.0%		146,077
Information Technology

Data Processing & Outsourced Services – 2.9%
Fidelity National Information Services, Inc.	251	35,549

Semiconductor Equipment – 1.1%
Lam Research Corp.	28	13,138

Semiconductors – 5.6%
Broadcom Corp., Class A	82	35,837
NXP Semiconductors N.V.	208	33,078
		68,915

Total Information Technology - 9.6%		117,602
Materials

Diversified Metals & Mining – 2.5%
BHP Billiton Ltd. ADR	464	30,335

Paper Packaging – 2.7%
Graphic Packaging Holding Co.	1,972	33,399

Total Materials - 5.2%		63,734
Real Estate

Health Care REITs – 2.6%
Welltower, Inc.	492	31,786

Total Real Estate - 2.6%		31,786
Utilities

Electric Utilities – 4.6%
Entergy Corp.	300	29,912

Evergy, Inc.(B)	464	25,748
		55,660
Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	133	7,760

Total Utilities - 5.2%		63,420

TOTAL COMMON STOCKS – 97.7%		$1,193,829
(Cost: $896,828)

SHORT-TERM SECURITIES
Money Market Funds(C) - 2.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	27,545	27,545

TOTAL SHORT-TERM SECURITIES – 2.3%		$27,545
(Cost: $27,545)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,221,374
(Cost: $924,373)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		603

NET ASSETS – 100.0%		$1,221,977

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $899 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	Rate shown is the annualized 7-day yield at December 31, 2020.

The following written options were outstanding at December 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom Corp., Class A	N/A	Call	85	8	January 2021	$440.00	$67	$(71)
nVent Electric plc	JPMorgan Chase Bank N.A.	Put	1,575	158	February 2021	25.00	630	(402)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	185	19	April 2021	140.00	700	(480)
							$1,397	$(953)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$1,193,829	$—	$—
Short-Term Securities	27,545	—	—

Total	$1,221,374	$—	$—

Liabilities
Written Options	$71	$882	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$924,373

Gross unrealized appreciation	305,257

Gross unrealized depreciation	(8,256)

Net unrealized appreciation	$297,001